Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Jun. 26, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Opportunistic Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	DSTRX
Dreyfus Opportunistic Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSTYX